Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants liability			$ 3,720
Fair Value, Measurements, Recurring [Member]
Warrants liability		3,720
Total recurring fair value measurements		3,720
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Warrants liability
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Warrants liability
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Warrants liability